Fixed Assets - Right-of-use assets and lease liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) agreement	Dec. 31, 2021 EUR (€)
Fixed Assets
Balance at the beginning	€ 32,129	€ 33,984
Additions	17,244	2,763
Disposals		(943)
Depreciation expense	(5,053)	(3,901)
Impairment	710
Foreign currency translation	151	226
Balance at the end	€ 43,761	32,129
Number of lease agreements | agreement	4
Frankfurt
Fixed Assets
Percentage of right of use asset for the building impaired	100.00%
Tbingen
Fixed Assets
Additions	€ 10,287
Amsterdam
Fixed Assets
Additions	1,453
Wiesbaden
Fixed Assets
Additions	825
Germany
Fixed Assets
Increase of acquisition costs for number of rented buildings on lease	1,832
Land and Buildings
Fixed Assets
Balance at the beginning	31,547	33,296
Additions	14,834	2,666
Disposals		(943)
Depreciation expense	(4,639)	(3,698)
Impairment	710
Foreign currency translation	151	226
Balance at the end	41,183	31,547
Vehicles
Fixed Assets
Balance at the beginning	142	113
Additions	231	97
Depreciation expense	(98)	(68)
Balance at the end	275	142
Other equipment, furniture and fixtures:
Fixed Assets
Balance at the beginning	440	575
Additions	2,179
Depreciation expense	(316)	(135)
Balance at the end	€ 2,303	€ 440